Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended			156 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Financial risk management objectives and policies
Purchase of treasury shares				$ 0
Increase (decrease) in net debt	$ (1,196)
Net debt	23,374	$ 24,570		23,374
Borrowings	29,622	30,295		$ 29,622
Repayment of loans	2,029	4,652	$ 4,942
Increase (decrease) in borrowings from foreign currency translation	692
Proceeds from borrowings	$ 15	$ 6,492	$ 3,816